Income Taxes - Deferred Tax Assets (Liabilities) Table (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Oil and gas exploration and development operations		$ (2,403)	$ (2,622)
Midstream and other depreciable properties		(662)	(543)
Mineral operations		(238)	(312)
Other		(134)	(53)
Gross long-term deferred tax liabilities		(3,437)	(3,530)
Deferred tax assets
Oil and gas exploration and development costs		303	309
Foreign and state net operating loss carryforwards		445	562
U.S. foreign tax credit carryforwards		2,665	2,685
Compensation and benefit plans		301	365
Other		308	420
Gross long-term deferred tax assets		4,022	4,341
Valuation allowances on deferred tax assets not expected to be realized		(2,988)	(3,024)	$ (1,755)	$ (1,403)
Net long-term deferred tax assets		1,034	1,317
Total deferred taxes	[1]	$ (2,403)	$ (2,213)

[1]	Net deferred tax assets related to Algeria of $34 million in 2018 and $21 million in 2017 are presented in other assets on the Company’s Consolidated Balance Sheet.